Operating Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Operating Lease Liabilities [Abstract]
Schedule of Supplemental Balance Sheet Information Related to Leases	Supplemental balance sheet information related to leases is as follows:
	Location on Face of Balance Sheet	December 31, 2023	December 31, 2022
Operating leases:
Operating lease right of use assets	Operating lease, right-of-use assets	$377	$921

Current operating lease liabilities	Operating lease liabilities - current	$377	$544
Non-current operating lease liabilities	Operating lease liabilities	-	377
Total operating lease liabilities		$377	$921

Weighted average remaining lease term (in years):
Operating leases			0.67

Weighted discount rate:
Operating leases			4.75%

Schedule of Maturities of Lease Liabilities	Maturities of lease liabilities were as follows:
2023
2024	$384
2025	-
2026	-
2027	-
Total	384
Less: Amount representing interest	7
Present value of future minimum lease payments	377
Less: Current obligations	377
Long-term obligations	$-